Tidal ETF Trust
898 North Broadway, Suite 2
Massapequa, New York 11758
July 5, 2022
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Re:     Tidal ETF Trust (the “Trust”)
           File Nos. 333-227298, 811-23377
To the Commission:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the SoFi Web 3 ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective June 30, 2022, and filed electronically as Post-Effective Amendment No. 127 to the Trust’s Registration Statement on Form N-1A on June 30, 2022.
If you have any questions or require further information, please contact Michael Pellegrino at (844) 986-7676 (Extension 731) or mpellegrino@torosoinv.com.
Sincerely,
/s/ Michael Pellegrino
Michael Pellegrino
General Counsel
Toroso Investments, LLC